The Investment Company of America®
Investment portfolio
September 30, 2022
unaudited
Common stocks 90.69% Energy 5.07%	Shares	Value (000)
Baker Hughes Co., Class A1	55,156,569	$1,156,082
Canadian Natural Resources, Ltd. (CAD denominated)	15,360,291	715,001
Chevron Corp.	4,637,903	666,327
ConocoPhillips	4,326,751	442,800
Enviva, Inc.	1,110,276	66,683
EOG Resources, Inc.	7,885,283	881,023
Exxon Mobil Corp.	3,098,699	270,547
Halliburton Company	6,477,100	159,466
Pioneer Natural Resources Company	1,630,800	353,117
TC Energy Corp.[2]	559,362	22,537
Woodside Energy Group, Ltd. (CDI)	1,887,412	38,744
		4,772,327
Materials 3.40%
Albemarle Corp.	634,250	167,721
BHP Group, Ltd. (CDI)	10,444,942	262,326
Corteva, Inc.	2,000,751	114,343
Ecolab, Inc.	537,000	77,554
Freeport-McMoRan, Inc.	13,693,600	374,246
Linde PLC	5,380,860	1,450,626
LyondellBasell Industries NV	677,061	50,969
Rio Tinto PLC	9,126,173	494,306
Sherwin-Williams Company	223,166	45,693
Vale SA (ADR), ordinary nominative shares	12,334,480	164,295
		3,202,079
Industrials 11.64%
Advanced Drainage Systems, Inc.	232,924	28,969
Airbus SE, non-registered shares	1,432,322	123,741
BAE Systems PLC	15,000,000	131,787
Boeing Company[3]	49,953	6,048
Carrier Global Corp.	34,487,754	1,226,384
CoStar Group, Inc.[3]	1,508,774	105,086
CSX Corp.	8,491,303	226,208
Cummins, Inc.	448,940	91,364
Equifax, Inc.	195,000	33,429
General Dynamics Corp.	5,555,204	1,178,648
General Electric Co.	35,401,692	2,191,719
Honeywell International, Inc.	3,002,262	501,288
Illinois Tool Works, Inc.	2,470,042	446,213
L3Harris Technologies, Inc.	915,677	190,305
Lockheed Martin Corp.	378,605	146,251
Norfolk Southern Corp.	594,311	124,597
Northrop Grumman Corp.	1,523,090	716,340
Old Dominion Freight Line, Inc.	300,000	74,631
Otis Worldwide Corp.	3,056,170	194,984
The Investment Company of America — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Raytheon Technologies Corp.	24,538,236	$2,008,700
Safran SA2	670,509	60,966
Stanley Black & Decker, Inc.	3,128,900	235,324
TFI International, Inc.[1]	5,528,566	500,225
United Airlines Holdings, Inc.[3]	845,674	27,510
United Parcel Service, Inc., Class B	159,849	25,822
United Rentals, Inc.[3]	846,885	228,761
Waste Connections, Inc.	358,030	48,381
Waste Management, Inc.	491,816	78,794
		10,952,475
Consumer discretionary 8.91%
Amazon.com, Inc.[3]	30,131,020	3,404,805
Aptiv PLC[3]	2,274,526	177,891
Caesars Entertainment, Inc.[3]	2,211,000	71,327
Chipotle Mexican Grill, Inc.[3]	73,868	111,006
D.R. Horton, Inc.	6,701,391	451,339
Darden Restaurants, Inc.	966,691	122,112
Dollar General Corp.	680,626	163,255
DoorDash, Inc., Class A3	1,163,800	57,550
General Motors Company	13,082,570	419,820
Hilton Worldwide Holdings, Inc.	1,291,072	155,729
Home Depot, Inc.	4,143,005	1,143,221
Kering SA	221,956	98,153
Lear Corp.	274,963	32,910
Lowe’s Companies, Inc.	237,382	44,583
McDonald’s Corp.	1,242,549	286,706
NIKE, Inc., Class B	1,330,771	110,614
Norwegian Cruise Line Holdings, Ltd.[2,3]	770,713	8,755
Restaurant Brands International, Inc.	3,226,613	171,591
Royal Caribbean Cruises, Ltd.[3]	12,267,367	464,933
Starbucks Corp.	5,530,559	466,005
Tesla, Inc.[3]	1,000,872	265,481
TJX Companies, Inc.	633,130	39,330
VF Corp.	2,478,320	74,127
YUM! Brands, Inc.	453,764	48,253
		8,389,496
Consumer staples 8.10%
Altria Group, Inc.	7,414,233	299,387
Anheuser-Busch InBev SA/NV	372,669	16,859
Archer Daniels Midland Company	1,203,000	96,781
British American Tobacco PLC	63,483,898	2,270,146
Bunge, Ltd.	1,172,130	96,783
Constellation Brands, Inc., Class A	130,191	29,902
Danone SA	2,499,797	117,783
General Mills, Inc.	10,492,735	803,848
Keurig Dr Pepper, Inc.	12,239,514	438,419
Kraft Heinz Company	733,368	24,458
Mondelez International, Inc.	1,873,879	102,745
PepsiCo, Inc.	3,580,313	584,522
Philip Morris International, Inc.	32,542,336	2,701,339
Procter & Gamble Company	289,030	36,490
		7,619,462
The Investment Company of America — Page 2 of 9

unaudited
Common stocks (continued) Health care 12.45%	Shares	Value (000)
Abbott Laboratories	22,455,408	$2,172,785
AbbVie, Inc.	6,211,751	833,679
AmerisourceBergen Corp.	899,706	121,757
Amgen, Inc.	2,122,061	478,313
AstraZeneca PLC	1,394,668	153,372
AstraZeneca PLC (ADR)	777,359	42,630
Bristol-Myers Squibb Company	2,207,989	156,966
Centene Corp.[3]	130,480	10,153
CVS Health Corp.	1,215,353	115,908
Daiichi Sankyo Company, Ltd.	8,079,700	224,752
Danaher Corp.	1,410,339	364,276
DexCom, Inc.[3]	2,865,814	230,813
Edwards Lifesciences Corp.[3]	1,366,528	112,916
Elevance Health, Inc.	683,238	310,354
Eli Lilly and Company	1,393,590	450,617
Gilead Sciences, Inc.	6,433,513	396,883
GSK PLC	4,178,195	60,943
Humana, Inc.	617,178	299,449
Medtronic PLC	5,107,670	412,444
Novo Nordisk A/S, Class B	1,946,155	193,981
Pfizer, Inc.	4,848,968	212,191
Regeneron Pharmaceuticals, Inc.[3]	86,530	59,608
Roche Holding AG, nonvoting non-registered shares	581,183	189,500
Stryker Corp.	1,641,127	332,394
Teva Pharmaceutical Industries, Ltd. (ADR)[1,3]	56,796,491	458,348
Thermo Fisher Scientific, Inc.	1,833,888	930,130
UnitedHealth Group, Inc.	4,504,707	2,275,057
Zoetis, Inc., Class A	811,764	120,377
		11,720,596
Financials 8.35%
AIA Group, Ltd.	28,489,800	236,538
American International Group, Inc.	16,173,021	767,895
Aon PLC, Class A	406,299	108,835
Arthur J. Gallagher & Co.	2,542,765	435,372
Bank of America Corp.	1,858,306	56,121
Berkshire Hathaway, Inc., Class B3	1,873,150	500,168
BlackRock, Inc.	316,176	173,985
Blackstone, Inc., nonvoting shares	1,131,885	94,739
Charles Schwab Corp.	510,000	36,654
Chubb, Ltd.	3,428,706	623,613
Citizens Financial Group, Inc.	975,961	33,534
CME Group, Inc., Class A	1,579,937	279,854
Discover Financial Services	697,744	63,439
First Republic Bank	1,957,144	255,505
Great-West Lifeco, Inc.	8,500,000	183,494
JPMorgan Chase & Co.	5,437,105	568,177
KeyCorp	1,851,412	29,660
KKR & Co., Inc.	3,332,418	143,294
Marsh & McLennan Companies, Inc.	1,345,801	200,915
Morgan Stanley	15,452,627	1,220,912
MSCI, Inc.	454,000	191,493
Nasdaq, Inc.	3,586,200	203,266
PNC Financial Services Group, Inc.	5,179,226	773,880
S&P Global, Inc.	1,673,237	510,923
The Investment Company of America — Page 3 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Signature Bank	344,732	$52,055
Toronto-Dominion Bank (CAD denominated)	1,933,314	118,573
		7,862,894
Information technology 18.62%
Accenture PLC, Class A	1,284,292	330,448
Adobe, Inc.[3]	664,130	182,769
Amphenol Corp., Class A	5,349,717	358,217
Apple, Inc.	16,153,546	2,232,420
Applied Materials, Inc.	3,426,101	280,700
ASML Holding NV	923,124	382,904
ASML Holding NV (New York registered) (ADR)	43,754	18,173
Bill.com Holdings, Inc.[3]	78,192	10,350
Broadcom, Inc.	7,217,706	3,204,734
Ceridian HCM Holding, Inc.[3]	569,483	31,823
Cognizant Technology Solutions Corp., Class A	841,311	48,325
Datadog, Inc., Class A3	261,016	23,173
EPAM Systems, Inc.[3]	1,730,475	626,761
Fidelity National Information Services, Inc.	281,004	21,235
KLA Corp.	896,875	271,421
Mastercard, Inc., Class A	4,804,930	1,366,234
Micron Technology, Inc.	3,825,905	191,678
Microsoft Corp.	28,292,339	6,589,286
NetApp, Inc.	961,428	59,464
Paychex, Inc.	528,817	59,339
QUALCOMM, Inc.	2,731,276	308,580
ServiceNow, Inc.[3]	1,114,203	420,734
Shopify, Inc., Class A, subordinate voting shares[3]	242,531	6,534
Snowflake, Inc., Class A3	225,042	38,248
SS&C Technologies Holdings, Inc.	1,320,029	63,031
Taiwan Semiconductor Manufacturing Company, Ltd.	14,507,000	190,684
Texas Instruments, Inc.	589,205	91,197
Visa, Inc., Class A	313,279	55,654
Zscaler, Inc.[3]	361,446	59,411
		17,523,527
Communication services 8.23%
Alphabet, Inc., Class A3	16,463,805	1,574,763
Alphabet, Inc., Class C3	12,263,500	1,179,135
Charter Communications, Inc., Class A3	221,057	67,058
Comcast Corp., Class A	57,792,597	1,695,057
Meta Platforms, Inc., Class A3	16,574,677	2,248,852
Netflix, Inc.[3]	4,150,083	977,096
		7,741,961
Utilities 4.07%
AES Corp.	8,349,671	188,703
CenterPoint Energy, Inc.	4,724,465	133,135
CMS Energy Corp.	1,697,648	98,871
Constellation Energy Corp.	2,729,985	227,107
Edison International	11,073,714	626,551
Entergy Corp.	3,519,449	354,162
Evergy, Inc.	1,419,429	84,314
Exelon Corp.	2,876,334	107,747
NextEra Energy, Inc.	7,036,650	551,744
The Investment Company of America — Page 4 of 9

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
PG&E Corp.[3]	91,361,505	$1,142,019
Public Service Enterprise Group, Inc.	2,705,350	152,122
Sempra Energy	1,119,882	167,915
		3,834,390
Real estate 1.85%
American Tower Corp. REIT	882,790	189,535
Crown Castle, Inc. REIT	3,385,647	489,395
Equinix, Inc. REIT	387,052	220,171
Prologis, Inc. REIT	1,526,015	155,043
SBA Communications Corp. REIT, Class A	1,295,505	368,765
VICI Properties, Inc. REIT	10,498,250	313,373
		1,736,282
Total common stocks (cost: $61,189,263,000)		85,355,489
Preferred securities 0.08% Financials 0.08%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[3]	4,815,256	24,173
Fannie Mae, Series P, 4.50% noncumulative preferred shares[3]	565,000	1,469
Fannie Mae, Series R, 7.625% noncumulative preferred shares[3]	2,946,415	7,837
Fannie Mae, Series T, 8.25% noncumulative preferred shares[3]	9,922,867	31,555
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[3]	1,818,512	4,455
Total preferred securities (cost: $47,694,000)		69,489
Convertible stocks 0.31% Consumer discretionary 0.11%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,147,279	109,221
Health care 0.07%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	48,693	65,613
Utilities 0.13%
AES Corp., convertible preferred units, 6.875% 2024	507,735	44,869
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 2025	1,682,700	77,404
		122,273
Total convertible stocks (cost: $341,857,000)		297,107
Convertible bonds & notes 0.13% Consumer discretionary 0.13%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	USD114,728	112,147
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 2023	8,524	8,008
Total convertible bonds & notes (cost: $126,422,000)		120,155
The Investment Company of America — Page 5 of 9

unaudited
Bonds, notes & other debt instruments 0.07% Corporate bonds, notes & loans 0.07% Consumer discretionary 0.05%	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 11.50% 2025[4]	USD9,490	$10,098
Royal Caribbean Cruises, Ltd. 8.25% 2029[4]	20,954	20,431
Royal Caribbean Cruises, Ltd. 9.25% 2029[4]	17,415	17,186
		47,715
Industrials 0.02%
TransDigm, Inc. 4.875% 2029	21,920	17,755
Total corporate bonds, notes & loans		65,470
Total bonds, notes & other debt instruments (cost: $66,760,000)		65,470
Short-term securities 8.32% Money market investments 8.27%	Shares
Capital Group Central Cash Fund 2.81%[1,5]	77,871,573	7,786,379
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 2.81%[1,5,6]	163,875	16,386
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[5,6]	11,200,000	11,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[5,6]	9,300,000	9,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[5,6]	4,008,263	4,008
Dreyfus Treasury Obligations Cash Management, Institutional Shares 2.85%[5,6]	3,200,000	3,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[5,6]	1,800,000	1,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[5,6]	900,000	900
		46,794
Total short-term securities (cost: $7,833,041,000)		7,833,173
Total investment securities 99.60% (cost: $69,605,037,000)		93,740,883
Other assets less liabilities 0.40%		373,034
Net assets 100.00%		$94,113,917
The Investment Company of America — Page 6 of 9

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Common stocks 2.25%
Energy 1.23%
Baker Hughes Co., Class A	$1,327,067	$—	$—	$—	$(170,985)	$1,156,082	$29,785
Industrials 0.53%
TFI International, Inc.	497,417	131,310	14,984	(2,126)	(111,392)	500,225	4,336
Health care 0.49%
Teva Pharmaceutical Industries, Ltd. (ADR)[3]	400,638	186,740	107,847	(154,741)	133,558	458,348	—
Total common stocks						2,114,655
Short-term securities 8.29%
Money market investments 8.27%
Capital Group Central Cash Fund 2.81%[5]	3,663,521	12,419,670	8,295,878	(643)	(291)	7,786,379	53,982
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 2.81%[5,6]	43,821		27,435[7]			16,386	—[8]
Total short-term securities						7,802,765
Total 10.54%				$(157,510)	$(149,110)	$9,917,420	$88,103
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	All or a portion of this security was on loan. The total value of all such securities was $52,058,000, which represented .06% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,715,000, which represented .05% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 9/30/2022.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Investment Company of America — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
The Investment Company of America — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,733,583	$38,744	$—	$4,772,327
Materials	2,445,447	756,632	—	3,202,079
Industrials	10,635,981	316,494	—	10,952,475
Consumer discretionary	8,291,343	98,153	—	8,389,496
Consumer staples	5,214,674	2,404,788	—	7,619,462
Health care	10,898,048	822,548	—	11,720,596
Financials	7,626,356	236,538	—	7,862,894
Information technology	16,949,939	573,588	—	17,523,527
Communication services	7,741,961	—	—	7,741,961
Utilities	3,834,390	—	—	3,834,390
Real estate	1,736,282	—	—	1,736,282
Preferred securities	69,489	—	—	69,489
Convertible stocks	297,107	—	—	297,107
Convertible bonds & notes	—	120,155	—	120,155
Bonds, notes & other debt instruments	—	65,470	—	65,470
Short-term securities	7,833,173	—	—	7,833,173
Total	$88,307,773	$5,433,110	$—	$93,740,883
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-004-1122O-S89801	The Investment Company of America — Page 9 of 9